RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of related party balances

	As of
	June 30, 2025	December 31, 2024

Due to Porta Capital Limited (“Porta Capital”)	$1,349,077	$1,068,099
Due to Bru Haas (B) Sdn Bhd (“Bru Haas (B)”)	2,128,328	1,695,698
Due to Bru Haas Sdn Bhd (“Bru Haas”)	103,129	80,381
Due to/(from) Veo Edge Technology Limited	10,318	(6,055)
Due from Clicque Technology Snd Bhd (“Clicque”)	(170,683)	(162,361)
Due to directors	242,168	221,156
Due to Leet Entertainment Group Limited (“Leet HK”)	414,814	414,814
	$4,077,151	$3,311,732

Schedule of related party transactions

		Six months ended June 30,
Nature of transactions with related parties		2025	2024

Research and development consulting fee to related parties:
- Porta Capital	(a)	$18,146	$17,931

Consultancy fee to related parties
- Clicque	(b)	$–	$34,934

Rent expense of Matchroom platform server to related parties:
- Porta Capital	(c)	$57,461	$56,781
- Bru Haas (B)	(d)	120,543	119,153
- Clicque	(d)	37	172
Total		$178,041	$176,106

Network Bandwidth expense to Bru Haas (B)	(e)	$108,489	$107,645

Director fee
- Ganesha		$6,858	$6,352